Securities - Pre-Tax Net Securities Gains (Losses) by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities gains (losses)	$ (18)	$ (48)	$ 3
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities gains (losses)	(13)	(4)	(16)
Agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities gains (losses)	1	(42)	(12)
Other
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities gains (losses)	$ (6)	$ (2)	$ 31